Expense Example - Investor A, C and Institutional - BLACKROCK MULTI-ASSET INCOME PORTFOLIO	Nov. 27, 2020 USD ($)
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 260
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	911
Expense Example, with Redemption, 10 Years	1,790
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	858
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	604
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	$ 1,588